S000045542 [Member] Investment Objectives and Goals - AB Small Cap Value Portfolio	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Small Cap Value Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.